GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 11,275
2023	11,150
2024	10,963
2025	7,137
2026	5,735
Thereafter	10,440
Net carrying amount	$ 56,700	$ 24,376	$ 2,635